FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

	June 30, 2019	December 31, 2018
Financial assets
Financial assets at fair value
Derivatives not designated as hedges	8	14
Derivatives designated as net investment hedges	—	45
Investments in debt instruments *	45	36
Other	—	3
	53	98

Financial assets at amortized cost
Cash pledged as collateral (see Note 4)	668	31
Other investments	49	17
	717	48

Total financial assets	770	146
Non-current	8	58
Current	762	88

* Investments in debt instruments relate primarily to government bonds and are measured at fair value through other comprehensive income (with recycling).

	June 30, 2019	December 31, 2018
Financial Liabilities
Financial liabilities at fair value
Derivatives not designated as hedges	52	65
Derivatives designated as net investment hedges	92	—
Contingent consideration	33	40
Other	—	2
	177	107

Financial liabilities at amortized cost
Bank loans and bonds - principal	7,419	7,298
Bank loans and bonds - accrued interest and unamortized fees	58	68
Lease liabilities	2,097	—
Put-option liability over non-controlling interest	271	306
Other financial liabilities	51	77
	9,896	7,749

Total financial liabilities	10,073	7,856
Non-current	7,777	6,567
Current	2,296	1,289

Significant changes in financial assets and financial liabilities
There were no significant changes in financial assets and liabilities in the six-month period ended June 30, 2019, except for the scheduled repayments of debt, adoption of IFRS 16 Leases, or as described below. Furthermore, there were no changes in risks and risk management policies as disclosed in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2018.
Cash pledged as collateral
During the six months ended June 30, 2019, following the original submission of the MTO application on February 10, 2019, the Company deposited a collateral of US$668, which is recorded as a financial asset. See Note 4 for further details.
Banglalink Digital Communications Limited new syndicated term facility agreement
On April 25, 2019, the Company announced that its subsidiary, Banglalink Digital Communications Limited (“Banglalink”), entered into a new US$300 syndicated term facility agreement with several international banks. The facility is guaranteed by VEON Holdings B.V. for nil consideration. The facility has a tenor of 12 months with extension options for another 24 months upon agreement with the lenders, and was used to refinance the principal amount of Banglalink’s US$300 bond that matured on May 6, 2019.
VEON Holdings B.V. new term facility agreement
On June 26, 2019, VEON Holdings B.V. entered into a new US$600 short-term credit facility agreement with an international bank, which was not utilized as of June 30, 2019.
Pakistan Mobile Communications Limited new bilateral term facility
On June 19, 2019, Pakistan Mobile Communications Limited ("PMCL") entered into a bilateral secured PKR 14,369 million term facility with a local bank. The facility has a tenor of 7 years and bears interest at 6-month KIBOR increased by a margin of 0.75% per annum. The security is on comparable terms to PMCL's existing debt.
Pakistan Mobile Communications Limited new syndicated term facility and Islamic facility
In June 2019, PMCL entered into a secured syndicated term facility and an Islamic financing facility for a joint amount of up to PKR 45,000 million and a period of up to 7 years. The cost of both facilities corresponds to 6-month KIBOR increased by a margin of 0.75% per annum. The security is on comparable terms to PMCL's existing debt.
Fair values
The carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table above, with the exception of:

•	'Bank loans and bonds, including interest accrued', for which fair value is equal to US$7,704 at June 30, 2019 (December 31, 2018: US$7,430); and

•	'Lease liabilities', for which fair value has not been determined.
Fair values were estimated based on quoted market prices (for bonds), derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile.
As of June 30, 2019 and December 31, 2018, the Group recognized financial instruments at fair value in the statement of financial position, all of which were measured based on Level 2 inputs, except for Contingent consideration, for which fair value is classified as Level 3. Observable inputs (Level 2) used in valuation techniques include inter-bank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads. During the six-month period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.

A reconciliation of movements relating to Contingent consideration is shown below:

Level 3 fair value movements	Contingent consideration

As of December 31, 2018	40
Fair value changes recognized in the income statement	(7)
As of June 30, 2019	33

All impairment losses and changes in fair values of financial instruments are unrealized and are recorded in “Other non-operating losses” in the consolidated income statement.